Offerings - Offering: 1	May 08, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock
Maximum Aggregate Offering Price	$ 283,040,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,087.82
Offering Note	Calculated pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), and Rule 456(b) and 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees relating to the registrant’s Registration Statement No. 333-293349, which was filed with the Securities and Exchange Commission (the "SEC") on February 10, 2026 and automatically became effective upon filing with the SEC (the "Registration Statement"). The proposed maximum offering price per unit is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices of the shares of the registrant’s 5.35% Series A Fixed Rate Cumulative Perpetual Preferred Stock on May 1, 2026, as reported on the New York Stock Exchange. This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the Registration Statement. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.